Taxation - Additional information (Details)				12 Months Ended
	Apr. 01, 2023	Apr. 01, 2021	Apr. 01, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Normal applicable rate of tax		19.00%	19.00%	19.00%	19.00%	19.00%
UK SME Scheme, tax incentive, research and development, cash rebate for quality expenses, percentage				26.97%
Forecast
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Normal applicable rate of tax	25.00%